PGIM HIGH YIELD FUND
FUND SUMMARY
INVESTMENT OBJECTIVES
The investment objective of the Fund is to maximize current income.
As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund's primary investment objective of current income.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 25 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 52 of the Fund's Prospectus and in Rights of Accumulation on page 63 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM HIGH YIELD FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	none	none	none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none	none	none
Redemption fee	none	none	none	none	none		none	none	none
Exchange fee	none	none	none	none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[1]	none	none	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM HIGH YIELD FUND		Class A	Class B	Class C	Class R	Class Z	Class R2		Class R4		Class R6
Management fees		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%		0.38%		0.38%
Distribution and service (12b-1) fees		0.25%	0.75%	1.00%	0.75%	none	0.25%		none		none
Other expenses:		0.17%	0.15%	0.11%	0.21%	0.16%	0.59%		0.69%		0.02%
Shareholder service fee		none	none	none	none	none	0.10%	[1]	0.10%	[1]	none
Remainder of other expenses		0.17%	0.15%	0.11%	0.21%	0.16%	0.49%		0.59%		0.02%
Total annual Fund operating expenses		0.80%	1.28%	1.49%	1.34%	0.54%	1.22%		1.07%		0.40%
Fee waiver and/or expense reimbursement		none	none	none	(0.25%)	none	(0.31%)		(0.41%)		none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	0.80%	1.28%	1.49%	1.09%	0.54%	0.91%		0.66%		0.40%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.91% of average daily net assets for Class R2 shares or 0.66% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to December 31, 2020 without the prior approval of the Fund’s Board of Directors.
[3]	The distributor of the Fund has contractually agreed through December 31, 2020 to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to December 31, 2020 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM HIGH YIELD FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	404	572	755	1,283
Class B	630	706	802	1,351
Class C	252	471	813	1,779
Class R	111	400	710	1,591
Class Z	55	173	302	677
Class R2	93	357	641	1,450
Class R4	67	300	550	1,269
Class R6	41	128	224	505

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM HIGH YIELD FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	404	572	755	1,283
Class B	130	406	702	1,351
Class C	152	471	813	1,779
Class R	111	400	710	1,591
Class Z	55	173	302	677
Class R2	93	357	641	1,450
Class R4	67	300	550	1,269
Class R6	41	128	224	505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
To achieve the Fund's income objective, the Fund’s subadviser invests, under normal circumstances, at least 80% of the Fund's investable assets in a diversified portfolio of high yield fixed income instruments rated Ba or lower by Moody's Investors Service, Inc. (Moody's) or BB or lower by S&P Global Ratings (S&P), and instruments either rated by another nationally recognized statistical rating organization (NRSRO), or considered by the subadviser to be of comparable quality, that is, junk bonds. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

The Fund may invest up to 20% of its investable assets in US currency-denominated fixed income securities of foreign governments and other foreign issuers, including Brady Bonds, which are long-term bonds issued by developing nations, and preferred stock. The Fund may also invest up to 10% of its investable assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your investment. The order of the below risk factors does not indicate the significance of any particular risk factor.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)

Best Quarter:		Worst Quarter:
15.63%	2nd Quarter 2009	-5.15%	3rd Quarter 2011
The total return for Class Z shares from January 1, 2019 to September 30, 2019 was 12.64%.
Average Annual Total Returns % (including sales charges) (as of 12-31-18)
Average Annual Total Returns - PGIM HIGH YIELD FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A Shares	(4.76%)	3.23%	9.74%
Class B Shares	(6.68%)	3.25%	9.54%
Class C Shares	(3.20%)	3.15%	9.34%
Class R Shares	(1.85%)	3.65%	9.82%
Class R2 Shares	(1.48%)			(1.40%)	Dec. 27, 2017
Class R4 Shares	(1.22%)			(1.15%)	Dec. 27, 2017
Class R6 Shares	(1.18%)	4.28%		6.05%	Oct. 31, 2011
Class Z Shares	(1.29%)	4.20%	10.40%
Class Z Shares | Return After Taxes on Distributions	(3.76%)	1.40%	7.34%
Class Z Shares | Return After Taxes on Distribution and Sale of Fund Shares	(0.73%)	1.93%	6.98%
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	(2.21%)	3.80%	11.14%
Lipper High Yield Funds Average (reflects no deduction for sales charges or taxes)	(2.84%)	2.65%	9.25%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.